Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

April 8, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 284 to the Trust’s Registration Statement on Form N-1A (“PEA No. 284”). The purpose of PEA No. 284 is to register the North Shore Dual Share Class ETF as a new series of the Trust.

The disclosure in PEA No. 284 is substantially the same as the disclosure contained in Post-Effective Amendment No. 272 to the Trust’s registration statement on Form N-1A (“PEA No. 272”), which was filed with the U.S. Securities and Exchange Commission on January 3, 2020 and subsequently reviewed by the staff. PEA No. 284 reflects changes made in response to the staff’s comments on PEA No. 272, as applicable. Therefore, the Trust respectfully requests selective review of PEA No. 284.

Please contact me at 202.373.6091 with questions or comments.

Sincerely,

/s/Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001